Real Estate Investments (Tables)	8 Months Ended
Sep. 30, 2012
Real Estate Investments, Net [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table presents the allocation of the assets acquired during the period from February 14, 2012 (date of inception) to September 30, 2012 (dollar amounts in thousands):

For the Period from February 14, 2012 (date of inception) to
(Dollar amounts in thousands)	September 30, 2012
Real estate investment, at cost:
Land	$145
Buildings, fixtures and improvements	820
Total tangible assets	965
Acquired intangibles:
In-place leases	160
Total assets acquired, net	1,125
Cash paid for acquired real estate investment	$1,125
Number of properties purchased	1

Schedule of Real Estate Properties
The Company acquired the following property, which is 100% leased, during the period from February 14, 2012 (date of inception) to September 30, 2012.

Portfolio	Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term (1)	Base Purchase Price (2)	Capitalization Rate (3)	Annualized NOI (4)	Annualized Rental Income/NOI per Square Foot (5)
					(In thousands)		(In thousands)
Dollar General	Sep. 2012	1	9,026	15.0	$1,125	7.7%	$87	$9.64
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(1)	Remaining lease term in years as of September 30, 2012.

(2)	Contract purchase price, excluding acquisition related costs.

(3)	Annualized net operating income divided by base purchase price.

(4)
Annualized net operating income since acquisition date. Net operating income is rental income on a straight-line basis, which includes tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.

(5)	Annualized rental income as of September 30, 2012 for the in-place leases in the property portfolio on a straight-line basis, which includes tenant concessions such as free rent, as applicable.

Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter as of September 30, 2012. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items.

(In thousands)	Future Minimum Base Rent Payments
October 1, 2012 — December 31, 2012	$22
2013	86
2014	86
2015	86
2016	86
Thereafter	938
$1,304

Schedule of Annualized Rental Income by Major Tenants
The following table lists the tenant whose annualized rental income on a straight-line basis represented all of the Company's annualized rental income on a straight-line basis as of September 30, 2012:

Tenant	September 30, 2012
Dollar General Corp.	100.0%